Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Components Of Tax Expense (Benefit)

		Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	Note	€m	€m	€m
Current tax expense
Current tax on profits for the period		(63.9)	(37.5)	(58.9)
Adjustments in respect of prior periods		2.8	3.2	(0.6)
		(61.1)	(34.3)	(59.5)
Deferred tax income/(expense)
Origination and reversal of temporary differences		4.5	(2.1)	12.9
Impact of change in tax rates		—	4.4	7.0
	16	4.5	2.3	19.9
Total tax expense		(56.6)	(32.0)	(39.6)

Reconciliation Of Effective Tax Rate
Reconciliation of effective tax rate:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	€m	€m	€m
Profit before tax	227.1	168.5	76.0
Tax charge at the standard UK corporation tax rate 19% (2017: 19.25%; 2016: 20%)	(43.2)	(32.5)	(15.2)
Difference in tax rates	(14.8)	(10.0)	(10.0)
Non tax deductible interest	—	4.4	—
Other income and expenses not taxable or deductible	5.3	16.8	(7.4)
Unrecognized tax assets	0.6	(19.3)	(1.8)
Provisions for uncertainties	(7.3)	1.0	(11.6)
Impact of change in deferred tax rates	—	4.4	7.0
Prior period adjustment	2.8	3.2	(0.6)
Total tax expense	(56.6)	(32.0)	(39.6)

Income Tax Relating to Components Of Other Comprehensive Income
The tax (credit)/charge relating to components of other comprehensive income is as follows:

		Before tax	Tax (credit)/ charge	After tax
Year ended December 31, 2018	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		12.9	(3.3)	9.6
Net investment hedge		(5.6)	—	(5.6)
Cash flow hedges		(15.5)	4.0	(11.5)
Other comprehensive (income)/loss		(8.2)	0.7	(7.5)
Current tax		—	—	—
Deferred tax	16	—	0.7	—
		—	0.7	—
		Before tax	Tax (credit)/ charge	After tax
Year ended December 31, 2017	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		(2.9)	2.0	(0.9)
Net investment hedge		0.8	—	0.8
Cash flow hedges		16.4	(5.0)	11.4
Other comprehensive loss/(income)		14.3	(3.0)	11.3
Current tax		—	—	—
Deferred tax	16	—	(3.0)	—
		—	(3.0)	—
		Before tax	Tax charge	After tax
Year ended December 31, 2016	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		23.6	6.3	29.9
Net investment hedge		0.5	—	0.5
Cash flow hedges		(10.1)	2.8	(7.3)
Other comprehensive loss/(income)		14.0	9.1	23.1
Current tax		—	—	—
Deferred tax	16	—	9.1	—
		—	9.1	—